Schedule of other revenue (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 2,267	₨ 171,984	₨ 173,406	₨ 994,081
Marketing Revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		₨ 171,984	₨ 173,406	₨ 994,081